Equity-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation

13. Equity-Based Compensation

Total compensation cost for equity-based arrangements was as follows:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Performance Phantom Units	$1	$5	$1
Phantom Units	—	—	—
Restricted Phantom Units	1	2	2

Total compensation cost	$2	$7	$3

On November 28, 2005, the board of directors of our General Partner adopted a Long-Term Incentive Plan, or the 2005 LTIP, for employees, consultants and directors of our General Partner and its affiliates who perform services for us. The 2005 LTIP provides for the grant of limited partner units, or LPUs, phantom units, unit options and substitute awards, and, with respect to unit options and phantom units, the grant of dividend equivalent rights, or DERs. Subject to adjustment for certain events, an aggregate of 850,000 LPUs may be issued and delivered pursuant to awards under the 2005 LTIP. Awards that are canceled or forfeited, or are withheld to satisfy the General Partner’s tax withholding obligations, are available for delivery pursuant to other awards.

On February 15, 2012, the board of directors of our General Partner adopted a 2012 LTIP for employees, consultants and directors of our General Partner and its affiliates who perform services for us. The 2012 LTIP provides for the grant of phantom units and the grant of DERs. The phantom units consist of a notional unit based on the value of common units or shares of the Partnership, Spectra Energy, ConocoPhillips and Phillips 66.

The LTIPs were administered by the compensation committee of the General Partner’s board of directors through 2012, and by the General Partner’s board of directors beginning in 2013. All awards are subject to cliff vesting.

Prior to February 18, 2011, substantially all equity-based awards were accounted for as liability awards. Effective February 18, 2011, the Modification Date, we have the intent and ability to settle certain awards within our control in units and therefore modified the accounting for these awards. We classified them as equity awards based on their re-measured fair value. The fair value was determined based on the closing price of our common units on the Modification Date. Such modification resulted in a reclassification of $2 million from share-based compensation liability to additional paid-in capital on the Modification Date. Compensation expense on unvested equity awards as of the Modification Date is recognized ratably over each remaining vesting period.

We account for other awards, which are subject to settlement in cash, as liability awards. Compensation expense on these awards is recognized ratably over each vesting period, and will be re-measured each reporting period for all awards outstanding until the units are vested. The fair value of all liability awards is determined based on the closing price of our common units at each measurement date.

The reclassification of the affected awards did not impact our accounting for dividend equivalent rights as these instruments will continue to be settled in cash and therefore retain their share-based compensation liability classification.

Performance Phantom Units — We have awarded Performance Phantom Units, or PPUs, pursuant to the LTIP to certain employees. PPUs generally vest in their entirety at the end of a three year performance period. The number of PPUs that will ultimately vest range, in value up to 200% of the outstanding PPUs, depending on the achievement of specified performance targets over three year performance periods. The final performance payout is determined by the board of directors of our General Partner. The DERs are paid in cash at the end of the performance period. Of the remaining PPUs outstanding at December 31, 2012, 3,633 units are expected to vest on December 31, 2013 and 6,377 units are expected to vest on December 31, 2014.

At December 31, 2012, there was less than $1 million of unrecognized compensation expense related to the PPUs that is expected to be recognized over a weighted-average period of 2 years. The following table presents information related to the PPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(50,720)	$10.05
Forfeited	—	$—

Outstanding at December 31, 2011	27,210	$35.69
Granted (a)	11,740	$39.31
Vested (b)	(20,100)	$34.57
Forfeited	(7,760)	$38.97

Outstanding at December 31, 2012	11,090	$39.24	$41.24

Expected to vest (c)	10,010	$39.24	$41.24

(a)	Includes the impact of conversion of the underlying securities granted under the 2012 LTIP.
(b)	The units vested at 121%.
(c)	Based on our December 31, 2012 estimated achievement of specified performance targets, the performance estimate for units granted in 2012 is 100%, and for units granted in 2011 is 100%. The estimated forfeiture rate for units granted in both 2012 and 2011 is 10%.

The estimate of PPUs that are expected to vest is based on highly subjective assumptions that could potentially change over time, including the expected forfeiture rate and achievement of performance targets. Therefore, the amount of unrecognized compensation expense noted above does not necessarily represent the value that will ultimately be realized in our consolidated statements of operations.

The following table presents the fair value of units vested and the unit-based liabilities paid related to PPUs, including the related DERs:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Fair value of units vested	$1	$5	$—
Unit-based liabilities paid	$5	$—	$1

Phantom Units — In conjunction with our initial public offering, in January 2006 our General Partner’s board of directors awarded phantom LPUs, or Phantom Units, to key employees, and to directors who are not officers or employees of affiliates of the General Partner.

As part of their director fees, we granted 4,000 Phantom Units during each of the years ended December 31, 2012 and 2011, respectively, and 5,200 Phantom Units during the year ended December 31, 2010, to directors. All of these units vested in their respective grant years, and were settled in units.

The DERs are paid in cash quarterly in arrears.

The following table presents information related to the Phantom Units:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	—	$—
Granted	5,200	$24.05
Vested	(5,200)	$31.80

Outstanding at December 31, 2010	—	$—
Granted	4,000	$41.80
Vested	(4,000)	$41.80

Outstanding at December 31, 2011	—	$—
Granted	4,000	$48.03
Vested	(4,000)	$48.03

Outstanding at December 31, 2012	—	$—	$—

The fair value of units vested related to Phantom Units was less than $1 million for the years ended December 31, 2012, 2011 and 2010.

Restricted Phantom Units — Our General Partner’s board of directors awarded restricted phantom LPUs, or RPUs, to key employees under the LTIP. Of the remaining RPUs outstanding at December 31, 2012, 1,560 units are expected to vest on December 31, 2013 and 1,610 units are expected to vest on December 31, 2014. The DERs are paid in cash quarterly in arrears.

At December 31, 2012, there was less than $1 million of unrecognized compensation expense related to the RPUs that is expected to be recognized over a weighted-average period of 2 years. The following table presents information related to the RPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(58,600)	$12.97
Forfeited	—	$—

Outstanding at December 31, 2011	19,330	$37.27
Granted (a)	11,740	$39.31
Vested	(19,060)	$37.31
Forfeited	(7,760)	$43.27

Outstanding at December 31, 2012	4,250	$39.63	$41.31

Expected to vest	3,170	$39.76	$41.34

(a)	Includes the impact of conversion of the underlying securities granted under the 2012 LTIP.

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Restricted Phantom Units:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Fair value of units vested	$1	$3	$1
Unit-based liabilities paid	$2	$1	$—

The estimate of RPUs that are expected to vest is based on highly subjective assumptions that could potentially change over time, including the expected forfeiture rate, which was estimated at 30% for units granted in 2012 and 20% for units granted in 2011. Therefore, the amount of unrecognized compensation expense noted above does not necessarily represent the value that will ultimately be realized in our consolidated statements of operations.